As filed with the Securities and Exchange Commission on May 21, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Country VP Growth Fund
Schedule of Investments
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - 98.24%
Consumer Discretionary - 10.43%
Abercrombie & Fitch Co.	3,500	$159,740
Comcast Corporation	6,800	127,976
Darden Restaurants, Inc.	1,100	48,994
Gentex Corporation	10,250	199,055
The Home Depot, Inc.	5,850	189,248
Limited Brands, Inc.	7,900	194,498
News Corporation - Class A	9,700	139,777
Target Corporation	3,400	178,840
		1,238,128
Consumer Staples - 13.80%
Archer-Daniels-Midland Company	5,500	158,950
CVS Caremark Corporation	11,400	416,784
Kroger Co.	3,000	64,980
McCormick & Company, Inc.	3,800	145,768
Philip Morris International, Inc.	3,500	182,560
The Procter & Gamble Company	3,400	215,118
Ralcorp Holdings, Inc. (a)	800	54,224
Sysco Corporation	4,500	132,750
Wal-Mart Stores, Inc.	4,800	266,880
		1,638,014
Energy - 12.50%
Apache Corporation	1,900	192,850
Chesapeake Energy Corp.	9,200	217,488
Chevron Corp.	1,900	144,077
ConocoPhillips	2,300	117,691
Exxon Mobil Corporation	6,000	401,880
Halliburton Company	7,500	225,975
Schlumberger Limited (c)	2,900	184,034
		1,483,995
Financials - 10.68%
ACE Limited (c)	3,400	177,820
AFLAC INCORPORATED	6,000	325,740
American Express Company	3,600	148,536
The Bank of New York Mellon Corporation	4,000	123,520
JPMorgan Chase & Co.	5,400	241,650
State Street Corp.	3,000	135,420
Wells Fargo & Company	3,700	115,144
		1,267,830
Health Care - 15.71%
Abbott Labs	4,000	210,720
Amgen Inc. (a)	2,900	173,304
Baxter International Inc.	3,000	174,600
Covance, Inc. (a)	2,600	159,614
Eli Lilly & Co.	3,200	115,904
Gilead Sciences, Inc. (a)	2,600	118,248
Hologic, Inc. (a)	6,100	113,094
Johnson & Johnson	3,000	195,600
Medtronic, Inc.	3,100	139,593
Pfizer Inc.	11,500	197,225
St Jude Medical, Inc. (a)	2,900	119,045
WellPoint Inc. (a)	2,300	148,074
		1,865,021
Industrials - 11.42%
3M Co.	2,400	200,568
Caterpillar Inc.	2,100	131,985
Emerson Electric Co.	2,300	115,782
General Dynamics Corp.	1,700	131,240
General Electric Company	14,500	263,900
Ingersoll-Rand PLC (c)	6,000	209,220
Iron Mountain, Inc. (a)	5,500	150,700
Stericycle, Inc. (a)	2,800	152,600
		1,355,995
Information Technology - 16.40%
Cisco Systems, Inc. (a)	5,700	148,371
Dell, Inc. (a)	16,400	246,164
EMC Corporation (a)	6,100	110,044
Intel Corporation	8,000	178,080
International Business Machines Corporation	1,700	218,025
Intuit Inc. (a)	7,000	240,380
Microsoft Corporation	8,750	256,112
Nokia Corp. - ADR	9,200	142,968
QUALCOMM Inc.	4,350	182,657
Research In Motion Ltd (a) (c)	800	59,160
Western Union Company	9,700	164,512
		1,946,473
Materials - 1.56%
BHP Billiton Limited - ADR	1,300	104,416
Newmont Mining Corporation	1,600	81,488
		185,904
Telecommunication Services - 3.13%
American Tower Corporation - Class A (a)	2,500	106,525
AT&T, Inc.	8,000	206,720
Verizon Communications Inc.	1,900	58,938
		372,183
Utilities - 2.61%
Dominion Resources, Inc.	2,700	110,997
Exelon Corp.	900	39,429
FPL Group, Inc.	3,300	159,489
		309,915
TOTAL COMMON STOCKS (Cost $10,237,446)		11,663,458
	Principal
	Amount	Value
CORPORATE BONDS - 0.96%
Utilities - 0.96%
Northern States Power Co.
8.000%, 08/28/2012	$100,000	114,435
TOTAL CORPORATE BONDS (Cost $100,670)		114,435

	Shares
SHORT TERM INVESTMENTS - 0.77%
Money Market Funds - 0.77%
Federated Prime Obligations Fund
0.011%, (b)	91,450	91,450
TOTAL SHORT TERM INVESTMENTS (Cost $91,450)		91,450
Total Investments (Cost $10,429,566) - 99.97% (d) (e)		11,869,343
Other Assets in Excess of Liabilities - 0.03%		3,622
TOTAL NET ASSETS - 100.00%		$11,872,965

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The coupon rate shown on variable rate securities represents the rates at March 31, 2010.
(c)	Foreign issuer.
(d)	The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$ 10,430,480
Gross unrealized appreciation	2,176,816
Gross unrealized depreciation	(737,953)
Net unrealized appreciation	$ 1,438,863

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(e)	Summary of Fair Value Exposure at March 31, 2010

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$ 1,238,128	$ -	$ -	$ 1,238,128
Consumer Staples	1,638,014	-	-	1,638,014
Energy	1,483,995	-	-	1,483,995
Financials	1,267,830	-	-	1,267,830
Health Care	1,865,021	-	-	1,865,021
Industrials	1,355,995	-	-	1,355,995
Information Technology	1,946,473	-	-	1,946,473
Materials	185,904	-	-	185,904
Telecommunication Services	372,183	-	-	372,183
Utilities	309,915	-	-	309,915
Total Common Stocks	11,663,458			11,663,458
				-
Corporate Bonds	-	114,435	-	114,435
				-
Short-Term Investments	91,450	-	-	91,450
				-
Total Investments in Securities	$ 11,754,908	$ 114,435	$ -	$ 11,869,343

There were no transfers into or out of Level 1 or Level 2 during the period.

Country VP Bond Fund
Schedule of Investments
March 31, 2010
(Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.68%
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	88,430	$90,225
CIT Equipment Collateral
5.050%, 04/20/2014	82,917	83,113
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	75,000	78,389
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	52,867	43,121
John Deere Owner Trust
4.890%, 03/16/2015	100,000	104,820
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	106,812
Residential Asset Securities Corporation
4.767%, 10/25/2032 (b)	49,357	42,907
TOTAL ASSET BACKED SECURITIES (Cost $542,801)		549,387
CORPORATE BONDS - 36.39%
Abbott Laboratories
5.600%, 05/15/2011	100,000	105,092
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $99,904) (a)	100,000	111,434
American International Group, Inc.
5.850%, 01/16/2018	200,000	185,833
Apache Corp.
6.900%, 09/15/2018	100,000	117,005
Archer-Daniels Midland Co.
5.450%, 03/15/2018	100,000	107,612
AT&T Inc.
5.500%, 02/01/2018	200,000	212,330
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	107,329
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	100,000	106,787
BHP Billiton Finance
5.125%, 03/29/2012 (c)	100,000	107,055
Burlington Northern Santa Fe LLC
5.750%, 03/15/2018	150,000	160,563
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (c)	100,000	109,411
Citigroup, Inc.
5.500%, 08/27/2012	100,000	105,412
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	100,000	116,842
ConocoPhillips
6.650%, 07/15/2018	100,000	114,486
Credit Suisse New York
5.000%, 05/15/2013 (c)	100,000	107,478
Devon Energy Corp.
6.300%, 01/15/2019	75,000	83,712
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	100,000	111,404
E.I. Du Pont De Nemours
5.000%, 01/15/2013	150,000	161,969
General Electric Capital Corp.
4.250%, 12/01/2010	200,000	204,476
5.000%, 06/27/2018 (b)	150,000	150,275
Harley-Davidson Funding Corp.
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $99,886) (a)	100,000	104,351
Hewlett Packard Co.
4.500%, 03/01/2013	200,000	214,139
Honeywell International, Inc.
4.250%, 03/01/2013	200,000	211,690
IBM Corp.
7.625%, 10/15/2018	100,000	123,118
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (c)	150,000	157,230
JP Morgan Chase & Co.
5.375%, 10/01/2012	250,000	270,529
Kellogg Co.
5.125%, 12/03/2012	150,000	162,452
Kraft Foods, Inc.
6.750%, 02/19/2014	150,000	168,672
McKesson Corp.
7.500%, 02/15/2019	100,000	118,574
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	82,292
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013	150,000	158,701
New Valley Generation IV
4.687%, 01/15/2022	78,339	82,740
New York University
5.236%, 07/01/2032	100,000	98,926
Perforadora Central SA de CV
5.240%, 12/15/2018 (c)	60,012	64,601
Pfizer, Inc.
5.350%, 03/15/2015	150,000	165,278
Pitney Bowes Inc.
5.250%, 01/15/2037	50,000	51,785
Regions Bank
7.500%, 05/15/2018	50,000	49,607
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	75,000	82,440
Simon Property Group LP
5.750%, 12/01/2015	100,000	105,790
Southern California Edison Co.
5.750%, 03/15/2014	100,000	111,093
Stanford University
4.750%, 05/01/2019	100,000	103,881
State Street Corporation
5.375%, 04/30/2017	100,000	103,672
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	204,758
Transocean, Inc. (c)
5.250%, 03/15/2013	100,000	107,961
United Parcel Service, Inc.
4.500%, 01/15/2013	200,000	213,780
United Technologies Corp.
5.375%, 12/15/2017	150,000	161,785
Verizon Communications Inc.
5.500%, 02/15/2018	100,000	105,988
Vessel Management Services Inc.
4.960%, 11/15/2027	72,000	74,559
Virginia Electric & Power Co.
4.500%, 12/15/2010	250,000	256,495
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	231,639
6.200%, 04/15/2038	100,000	107,690
Walt Disney Company
4.700%, 12/01/2012	150,000	161,809
Wells Fargo & Co.
4.875%, 01/12/2011	150,000	155,399
5.625%, 12/11/2017	150,000	159,130
William Wrigley Junior Co.
4.650%, 07/15/2015	40,000	40,550
XTO Energy, Inc.
4.625%, 06/15/2013	100,000	107,218
TOTAL CORPORATE BONDS (Cost $6,965,339)		7,466,827
MORTGAGE BACKED SECURITIES - 22.53%
Bank of America Mortgage Securities
5.250%, 10/25/2020	64,384	65,180
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	37,477	35,778
6.000%, 11/25/2036	100,000	77,760
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	41,078	44,470
4.000%, 11/15/2018	500,000	513,746
5.000%, 11/15/2018	200,000	213,981
5.750%, 12/15/2018	30,350	31,727
5.000%, 10/01/2020	64,314	68,493
5.000%, 10/15/2031	117,905	123,266
Federal National Mortgage Association
3.500%, 09/01/2013	39,301	40,007
5.000%, 02/01/2014	53,365	55,293
5.000%, 05/01/2023	135,551	143,144
5.500%, 09/01/2025	99,157	105,221
5.500%, 02/01/2033	66,212	70,289
5.290%, 11/25/2033	128,495	136,706
5.500%, 12/01/2035	83,311	88,077
5.000%, 06/01/2038	139,302	143,898
6.500%, 02/25/2044	42,893	47,021
6.500%, 05/25/2044	47,224	51,770
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	29,896	29,895
Government National Mortgage Association
4.500%, 05/20/2014	108,401	110,635
5.500%, 10/20/2015	132,668	142,496
4.116%, 03/16/2019	60,216	60,850
4.031%, 01/16/2021	83,819	84,914
3.727%, 03/16/2027	77,873	79,776
6.000%, 02/15/2032	77,324	83,878
4.828%, 11/16/2033	500,000	517,742
6.000%, 10/15/2036	125,607	134,672
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	315,099
Mortgage IT Trust
1.528%, 02/25/2035 (b)	41,267	35,607
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $25,440) (a)	24,512	23,378
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $43,359) (a)	42,082	39,853
Residential Asset Securitization Trust
4.750%, 02/25/2019	55,421	54,018
Small Business Administration Participation Certificates
5.080%, 11/01/2022	48,417	51,269
5.570%, 03/01/2026	67,719	73,384
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	53,383
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	456,031
5.414%, 07/15/2041 (b)	75,000	77,091
Wells Fargo Mortgage Backed Securities Trust
4.436%, 10/25/2033 (b)	56,455	56,679
5.491%, 07/25/2036 (b)	110,133	87,116
TOTAL MORTGAGE BACKED SECURITIES (Cost $4,455,234)		4,623,593
MUNICIPAL BONDS - 14.45%
Barrington, IL Build America General Obligation
5.370%, 12/15/2024	200,000	199,782
Chicago, IL Board of Education Build America General Obligation
6.038%, 12/01/2029	100,000	99,739
Chicago, IL Metropolitan Water Reclamation Build America General Obligation
5.720%, 12/01/2038	250,000	252,385
Dallas County, TX Hospital District Build America General Obligation
5.348%, 08/15/2022	100,000	100,859
Delaware State Build America General Obligation
4.700%, 10/01/2021	200,000	202,602
Indiana Public Schools Multi-School Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	200,000	195,830
Los Angeles, CA Unified School District Build America General Obligation
5.755%, 07/01/2029	100,000	93,981
Maryland State Build America General Obligation
4.550%, 08/15/2024	200,000	197,498
Mississippi State General Obligation
5.539%, 10/01/2029	100,000	100,941
New York, NY Build America General Obligation
5.206%, 10/01/2031	200,000	182,274
Pueblo, CO-Board of Waterworks Build America Revenue Bond
5.700%, 11/01/2029	100,000	95,899
Tennessee State General Obligation
4.521%, 05/01/2021	100,000	99,060
Texas State Build America General Obligation
5.517%, 04/01/2039	200,000	198,768
University of California Revenue Bond
5.770%, 05/15/2043	100,000	96,414
University of Michigan Revenue Bond
4.926%, 04/01/2024	150,000	151,454
6.172%, 04/01/2030	100,000	101,809
University of Washington Revenue Bond
6.060%, 07/01/2039	100,000	105,232
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	100,000	98,334
Washington State Build America General Obligation
4.736%, 08/01/2024	200,000	198,060
Washington Suburban Sanitation District Build America General Obligation
4.800%, 06/01/2025	100,000	99,038
York County, SC School District Build America General Obligation
5.500%, 03/01/2028	100,000	94,341
TOTAL MUNICIPAL BONDS (Cost $2,998,830)		2,964,300
U.S. GOVERNMENT AGENCY ISSUES - 3.16% (d)
Federal Home Loan Bank
4.840%, 01/25/2012	46,619	49,176
4.500%, 01/15/2014	250,000	270,605
6.000%, 12/15/2031	45,666	49,537
7.000%, 07/15/2032	32,789	36,864
5.000%, 07/15/2033	231,044	242,058
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $605,453)		648,240

U.S. TREASURY OBLIGATIONS - 7.76%
U.S. Treasury Bonds - 2.83%
5.375%, 02/15/2031	350,000	387,188
4.500%, 08/15/2039	200,000	193,125
		580,313
U.S. Treasury Inflation Index Bonds - 0.88%
2.375%, 01/15/2025	172,433	180,502

U.S. Treasury Inflation Index Notes - 4.05%
3.000%, 07/15/2012	482,064	519,273
1.875%, 07/15/2013	117,980	124,828
2.000%, 01/15/2014	175,907	186,777
		830,878
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,566,415)		1,591,693

SHORT TERM INVESTMENTS - 11.34%
Commercial Paper - 3.66%
GE Capital Corp.
0.170%, 05/03/2010	250,000	$249,962
Toyota Motor Credit
0.230%, 05/10/2010	500,000	499,876
		749,838

	Shares	Value
Money Market Funds - 7.68%
Federated Prime Obligations Fund
0.110%, (b)	788,457	788,457
Virtus Insight Money Market Fund
0.100%, (b)	788,000	788,000
		1,576,457
TOTAL SHORT TERM INVESTMENTS (Cost $2,326,295)		2,326,295

Total Investments (Cost $19,460,367) - 98.31% (e) (f)		20,170,335
Other Assets in Excess of Liabilities - 1.69%		347,161
TOTAL NET ASSETS - 100.00%		$20,517,496

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of March 31, 2010 these securities represented 1.36% of total net assets.
nor guaranteed by the United States Treasury.
(b)	The coupon rate shown on variable rate securities represents the rates at March 31, 2010.
(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$ 19,460,367
Gross unrealized appreciation	872,572
Gross unrealized depreciation	(162,604)
Net unrealized appreciation	$ 709,968

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	Summary of Fair Value Exposure at March 31, 2010

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed
Securities	$ -	$ 549,387	$ -	$ 549,387
Corporate Bonds	-	7,466,827	-	7,466,827
Mortgage Backed				-
Securities	-	4,623,593	-	4,623,593
Municipal Bonds	-	2,964,300	-	2,964,300
U.S. Government				-
Agency Issues	270,605	377,635	-	648,240
U.S. Treasury				-
Obligations	1,591,693	-	-	1,591,693
Commercial				-
Paper	-	749,838	-	749,838
Money Market				-
Funds	1,576,457	-	-	1,576,457
Total Investments in Securities	$ 3,438,755	$ 16,731,580	$ -	$ 20,170,335

There were no transfers into or out of Level 1 or Level 2 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)         /s/ Philip T. Nelson
Philip T. Nelson, President

Date           5/20/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date           5/20/2010

By (Signature and Title)*    /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date           5/20/2010

* Print the name and title of each signing officer under his or her signature.